INVENTORIES	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
INVENTORIES
6.	INVENTORIES

Inventories consist of the following:

in millions of $	As of December 31,
	2014	2015

Raw materials	88.3	110.8
Work-in-progress	2.1	39.1
Finished goods	88.5	243.6
Project assets	25.5	12.6

	204.4	406.1

As of December 31, 2014 and 2015, raw materials amounting to $23.1 million and $19.6 million of the Group were held in custody by other parties for processing, respectively. The write-down of inventories amounted to $20.2 million, $6.6 million and $10.2 million for the years ended December 31, 2013, 2014 and 2015, respectively.